Capital structure and financial items - Other non-cash items (Details) - DKK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reversals Of Non-Cash Income Statement Items [Abstract]
Interest income and interest expenses, net (note 4.9)		kr 2,938	kr (198)	kr (527)
Capital gain/(loss) on investments, net (note 4.9)		(80)	19	106
Results of associated companies (note 4.9)		17	17	(81)
Share-based payment costs (note 5.1)		1,435	2,289	2,149
Increase/(decrease) in provisions and retirement benefit obligations		(1,209)	1,918	1,349
Exchange rate effects on provisions and retirement benefit obligations		711	(230)	65
Adjustment for remeasurements of retirement benefit obligations		26	(119)	13
Adjustment of provisions and retirement benefit obligations related to acquisition of businesses		0	(1,088)	0
Unrealised gain/(loss) on fair value hedge through profit or loss (note 4.9)		4,241	(5,098)	(662)
Unrealised gain/(loss) from foreign exchange		(9,432)	4,996	2,394
Other		(1,769)	(2,061)	(4,382)
Total other non-cash items	[1]	kr (3,122)	kr 445	kr 424

[1]
1. Effective 1 January 2025, 'Sales deductions and product returns' are presented as a separate line item on the balance sheet to enhance clarity of presentation and disclosures. In prior years, a portion of these balances was included within 'Provisions' and has therefore been reclassified from 'Other non-cash items', which captures movements in provisions,  to 'Changes in working capital'. Refer to note 4.7 for further information.